UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-02788

Name of Fund: The GNMA Fund Investment Accumulation Program, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, The GNMA Fund Investment Accumulation Program, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/06

Date of reporting period: 01/01/06 - 06/30/06

Item 1 - Report to Stockholders

                            The GNMA Fund Investment
                           Accumulation Program, Inc.

                                     [LOGO]
                      THE GOVERNMENT SECURITIES INCOME FUND

                               Semi-Annual Report
                                  June 30, 2006

The GNMA Fund Investment Accumulation Program, Inc.
June 30, 2006--Semi-Annual Report

To Our Shareholders:

      We are pleased to present the shareholder report for The GNMA Fund Investment Accumulation Program, Inc. for the six months ended June 30, 2006.

      For the six months ended June 30, 2006, the Program generated net investment income of 4.86% as an annualized percentage of average net assets and paid dividends of $.50 per share.

      For the six months ended June 30, 2006, interest rates on 30-year Treasury securities fluctuated from a high of 5.31% in May to a low of 4.48% in February. GNMA current coupons purchased for the Program fluctuated between 5.50% and 6% during the six-month period. Principal paydowns of the GNMA pools held in the Program averaged $1.9 million per month. Purchases of Program shares averaged $0.9 million per month and redemptions averaged $1.5 million per month.

      Cash balances available and reserved for the purchase of GNMA securities on their corresponding settlement dates were invested in short-term U.S. Treasury bills. This contributed $28,608 of income to the Program.

      The Program should continue to provide a good means of compounding distributions from your unit trust holdings through its monthly dividend. Thank you for your investment in The GNMA Fund Investment Accumulation Program.

                                  Sincerely,


                                  /s/ Robert C. Doll, Jr.

                                  Robert C. Doll, Jr.
                                  President and Director

                                  July 17, 2006

Announcement to Shareholders

On February 15, 2006, BlackRock, Inc. ("BlackRock") and Merrill Lynch & Co., Inc. ("Merrill Lynch") entered into an agreement to contribute Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. and certain affiliates (including Fund Asset Management, L.P. and Merrill Lynch Investment Managers International Limited), to BlackRock to create a new independent company ("New BlackRock") that will be one of the world's largest asset management firms with over $1 trillion in assets under management (based on combined assets under management as of June 30, 2006) (the "Transaction"). The Transaction is expected to close at the end of the third quarter of 2006, at which time the new company will operate under the BlackRock name. The Program's Board of Directors has approved a new investment advisory agreement with BlackRock Advisors, Inc. or its successor on substantially the same terms and for the same advisory fee as the current investment advisory agreement with the Investment Adviser. If the new agreement is approved by the Program's shareholders, BlackRock Advisors, Inc. or its successor is expected to become the investment adviser of the Program upon the closing of the Transaction.

The GNMA Fund Investment Accumulation Program, Inc.
About Fund Performance

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Recent Performance Results

--------------------------------------------------------------------------------------------------------------------
                                                                 6-Month             12-Month           Standardized
As of June 30, 2006                                            Total Return        Total Return         30-Day Yield
--------------------------------------------------------------------------------------------------------------------
The GNMA Fund Investment Accumulation Program, Inc.*              -1.11%              -0.33%                4.92%
--------------------------------------------------------------------------------------------------------------------
Citigroup 30-Year GNMA Index**                                    -0.80               +0.39                   --
--------------------------------------------------------------------------------------------------------------------

* Cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date.
** This unmanaged Index is a market capitalization-weighted index, which consists of GNMA 30-year mortgage-backed securities with remaining maturities of 30 years or less.

Average Annual Total Return

--------------------------------------------------------------------------------
Period Covered                                                            Return
================================================================================
One Year Ended 6/30/06                                                    -0.33%
--------------------------------------------------------------------------------
Five Years Ended 6/30/06                                                  +4.31
--------------------------------------------------------------------------------
Ten Years Ended 6/30/06                                                   +5.76
--------------------------------------------------------------------------------

The GNMA Fund Investment Accumulation Program, Inc.
Portfolio Information as of June 30, 2006

--------------------------------------------------------------------------------
                                                                       Percent
                                                                       of Total
Asset Mix                                                            Investments
================================================================================
Ginnie Mae MBS Certificates ................................            +98.4%
Other* .....................................................            + 1.6
--------------------------------------------------------------------------------
*     Includes portfolio holdings in short-term investments.

The GNMA Fund Investment Accumulation Program, Inc.
Disclosure of Expenses

Shareholders of this fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on January 1, 2006 and held through June 30, 2006) is intended to assist shareholders both in calculating expenses based on an investment in the fund and in comparing these expenses with similar costs of investing in other mutual funds.

      The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

      The second table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

      The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                                     Expenses Paid
                                                                     Beginning                Ending              During the Period*
                                                                   Account Value           Account Value          January 1, 2006 to
                                                                  January 1, 2006          June 30, 2006             June 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
Actual
------------------------------------------------------------------------------------------------------------------------------------
The GNMA Fund Investment Accumulation Program, Inc.                  $   1,000               $  988.90                $    2.96
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)**
------------------------------------------------------------------------------------------------------------------------------------
The GNMA Fund Investment Accumulation Program, Inc.                  $   1,000               $1,021.82                $    3.01
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Program's annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
** Hypothetical 5% return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

The GNMA Fund Investment Accumulation Program, Inc.
Schedule of Investments
As of June 30, 2006

                                                        Face           Interest          Maturity
                                 Issue                 Amount            Rate             Date(s)                Value
                                 -----                 ------            ----             -------                -----
Government Agency     Ginnie Mae MBS Certificates   $54,878,718          5.00%     11/15/2032--10/15/2035    $ 51,983,145
Mortgage-Backed                                      40,172,570          5.50       3/15/2032--2/15/2036       38,978,387
Securities*--98.9%                                   13,948,905          6.00      11/15/2023--7/15/2036       13,858,204
                                                      6,261,479          6.50       5/15/2023--4/15/2032        6,353,088
                                                      4,884,229          7.00      3/15/2022--12/15/2030        5,039,248
                                                      1,916,805          7.50       2/15/2022--9/15/2030        2,004,381
                                                        838,481          8.00       3/15/2017--5/15/2030          889,345
                                                        420,902          8.50       6/15/2016--2/15/2025          452,189
                                                        323,011          9.00      4/15/2016--10/15/2021          346,191
                                                        515,988          9.50      10/15/2009--11/15/2020         560,113
                                                        309,477         10.00       2/15/2016--6/15/2018          337,636
                                                        106,021         11.50      4/15/2013--12/15/2015          116,037
                                                         39,246         12.00       2/15/2013--6/15/2015           43,521
                                                          1,755         13.50            5/15/2011                  1,945
                                                         13,547         14.50            4/15/2013                 15,239
                                                         43,031         15.00            6/15/2013                 48,727
                                                         24,218         16.00       3/15/2012--4/15/2012           27,700
                                                         65,599         17.00      11/15/2011--12/15/2011          75,607
-------------------------------------------------------------------------------------------------------------------------
Total Government Agency Mortgage-Backed Securities (Cost--$125,116,945)--98.9% ..........................     121,130,703
-------------------------------------------------------------------------------------------------------------------------

                                                         Short-Term Securities
-------------------------------------------------------------------------------------------------------------------------
U.S. Government       U.S. Treasury Bills             2,000,000          4.42             7/13/06               1,997,550
Obligations**--1.6%
-------------------------------------------------------------------------------------------------------------------------
Total Short-Term Securities (Cost--$1,997,550)--1.6% ....................................................       1,997,550
-------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$127,114,495***)--100.5% .......................................................     123,128,253

Liabilities in Excess of Other Assets--(0.5%) ...........................................................        (670,621)
                                                                                                             ------------
Net Assets--100.0% ......................................................................................    $122,457,632
                                                                                                             ============

* Mortgage-Backed & Asset-Backed Securities are subject to accelerated principal paydowns. As a result of the prepayments or refinancing of the underlying instruments, the average life may be substantially less than the original maturity.
** Certain U.S. Government Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase.
*** The cost and unrealized appreciation (depreciation) of investments as of June 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost ..............................               $ 127,114,495
                                                                  =============
      Gross unrealized appreciation ...............               $     516,256
      Gross unrealized depreciation ...............                  (4,502,498)
                                                                  -------------
      Net unrealized depreciation .................               $  (3,986,242)
                                                                  =============

      See Notes to Financial Statements.

The GNMA Fund Investment Accumulation Program, Inc.
Statement of Assets, Liabilities and Capital
As of June 30, 2006

Assets:
   Investments in unaffiliated securities, at value
      (identified cost--$127,114,495) ..............................................                                  $ 123,128,253
   Interest receivable .............................................................                                        613,089
   Prepaid expenses and other assets ...............................................                                          3,602
                                                                                                                      -------------
   Total assets ....................................................................                                    123,744,944
                                                                                                                      -------------
Liabilities:
   Bank overdraft ..................................................................                                         21,098
   Payables:
      Securities purchased .........................................................          $     992,659
      Capital shares redeemed ......................................................                 59,019
      Administration fees ..........................................................                 18,952
      Other affiliates .............................................................                  1,362               1,071,992
                                                                                              -------------
   Accrued expenses and other liabilities ..........................................                                        194,222
                                                                                                                      -------------
   Total liabilities ...............................................................                                      1,287,312
                                                                                                                      -------------
Net Assets:

   Net Assets ......................................................................                                  $ 122,457,632
                                                                                                                      =============
Capital:
   Common Stock, $.01 par value, 25,000,000 shares authorized ......................                                  $      61,506
   Paid-in capital in excess of par ................................................                                    126,631,312
   Undistributed investment income--net ............................................          $      30,886
   Accumulated realized capital losses--net ........................................               (279,830)
   Unrealized depreciation--net ....................................................             (3,986,242)
                                                                                              -------------
   Total accumulated losses--net ...................................................                                     (4,235,186)
                                                                                                                      -------------
   Total capital--Equivalent to $19.91 per share based on 6,150,641 shares
      of capital stock outstanding .................................................                                  $ 122,457,632
                                                                                                                      =============

See Notes to Financial Statements.

The GNMA Fund Investment Accumulation Program, Inc.
Statement of Operations
For the Six Months Ended June 30, 2006

Investment Income:
   Interest ........................................................................                                  $   3,471,431
Expenses:
   Administration fees .............................................................          $     127,121
   Transfer agent fees .............................................................                124,909
   Accounting services .............................................................                 32,803
   Pricing services ................................................................                 24,957
   Custodian fees ..................................................................                 22,405
   Professional fees ...............................................................                 16,685
   Printing and shareholder reports ................................................                 14,748
   Directors' fees and expenses ....................................................                  5,805
   Registration fees ...............................................................                  2,859
   Other ...........................................................................                 11,780
                                                                                              -------------
   Total expenses ..................................................................                                        384,072
                                                                                                                      -------------
   Investment income--net ..........................................................                                      3,087,359
                                                                                                                      -------------

Unrealized Loss--Net:
   Change in unrealized appreciation on investments--net ...........................                                     (4,497,302)
                                                                                                                      -------------
Net Decrease in Net Assets Resulting from Operations ...............................                                  $  (1,409,943)
                                                                                                                      =============

See Notes to Financial Statements.

The GNMA Fund Investment Accumulation Program, Inc.
Statements of Changes in Net Assets

                                                                                               For the Six            For the Year
                                                                                               Months Ended               Ended
                                                                                                 June 30,              December 31,
                                                                                                   2006                    2005
                                                                                              -------------           -------------
Increase (Decrease) in Net Assets:
Operations:
   Investment income--net ..........................................................          $   3,087,359           $   6,545,271
   Change in unrealized appreciation--net ..........................................             (4,497,302)             (2,565,903)
                                                                                              -------------           -------------
   Net increase (decrease) in net assets resulting from operations .................             (1,409,943)              3,979,368
                                                                                              -------------           -------------
Dividends to Shareholders:
   Dividends to shareholders from investment income--net ...........................             (3,166,122)             (6,532,669)
                                                                                              -------------           -------------
Capital Share Transactions:
   Net decrease in net assets resulting from capital share transactions ............             (5,825,422)             (9,941,375)
                                                                                              -------------           -------------
Net Assets:
   Total decrease in net assets ....................................................            (10,401,487)            (12,494,676)
   Beginning of period .............................................................            132,859,119             145,353,795
                                                                                              -------------           -------------
   End of period* ..................................................................          $ 122,457,632           $ 132,859,119
                                                                                              =============           =============
 * Undistributed investment income--net ............................................          $      30,886           $     109,649
                                                                                              =============           =============

See Notes to Financial Statements.

The GNMA Fund Investment Accumulation Program, Inc.
Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

                                                  For the Six
                                                  Months Ended                     For the Year Ended December 31,
                                                    June 30,        --------------------------------------------------------------
                                                      2006              2005            2004             2003             2002
                                                  -----------       -----------      -----------      -----------      -----------
Per Share Operating Performance:
   Net asset value, beginning of period ......    $     20.64       $     21.02      $     21.13      $     21.66      $     21.01
                                                  -----------       -----------      -----------      -----------      -----------
   Investment income--net ....................            .49@              .98@             .99             1.05             1.19
   Realized and unrealized gain (loss)--net ..           (.72)             (.38)            (.07)            (.55)             .67
                                                  -----------       -----------      -----------      -----------      -----------
   Total from investment operations ..........           (.23)              .60              .92              .50             1.86
                                                  -----------       -----------      -----------      -----------      -----------
   Less dividends from investment
     income--net .............................           (.50)             (.98)           (1.03)           (1.03)           (1.21)
                                                  -----------       -----------      -----------      -----------      -----------
   Net asset value, end of period ............    $     19.91       $     20.64      $     21.02      $     21.13      $     21.66
                                                  ===========       ===========      ===========      ===========      ===========

Total Investment Return:**
   Based on net asset value per share ........          (1.11%)+           2.96%            4.48%            2.31%            9.12%
                                                  ===========       ===========      ===========      ===========      ===========

Ratios to Average Net Assets:
   Expenses ..................................            .60%*             .54%             .63%             .64%             .63%
                                                  ===========       ===========      ===========      ===========      ===========
   Investment income--net ....................           4.86%*            4.72%            4.65%            4.82%            5.59%
                                                  ===========       ===========      ===========      ===========      ===========

Supplemental Data:
   Net assets, end of period (in thousands) ..    $   122,458       $   132,859      $   145,354      $   156,480      $   165,801
                                                  ===========       ===========      ===========      ===========      ===========
   Portfolio turnover ........................           4.33%            19.33%           24.02%           42.65%           25.34%
                                                  ===========       ===========      ===========      ===========      ===========

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Aggregate total investment return.
@     Based on average shares outstanding.

      See Notes to Financial Statements.

The GNMA Fund Investment Accumulation Program, Inc.
Notes to Financial Statements

1. Significant Accounting Policies:

      The GNMA Fund Investment Accumulation Program, Inc. (the "Program") was incorporated under Maryland law on November 17, 1977 and commenced operations on April 24, 1978. The Program is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Program's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature.

      The following is a summary of significant accounting policies followed by the Program.

(a) Valuation of investments--Investments are valued by the Program's pricing agent, FT Interactive Data Corporation (the "Evaluator"). These values are not necessarily bids or actual last sale prices but are estimates of the prices at which the pricing agent believes the Program could sell such investment securities. The Board of Directors has examined the methods used by the Evaluator in estimating the value of portfolio securities and believes that such methods reasonably and fairly approximate the prices at which portfolio securities may be sold and will result in a good faith determination of the fair value of the securities; however, there is no assurance that the portfolio securities can be sold at the prices at which they are valued.

(b) Income taxes--It is the Program's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Program amortizes all premiums and discounts on debt securities.

(d) Dividends and distributions--Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(e)   Paydown gains and losses are recorded as adjustments to interest income.

(f) Bank overdraft--The Fund recorded a bank overdraft, which resulted from management estimates of available cash.

2. Investment Advisory Agreement and Transactions with Affiliates:

      The Program has entered into an Administration Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"), Prudential Securities Inc., Morgan Stanley DW, Inc. and CitiGroup Global Markets, Inc. (the "Administrators"), whereby the Administrators perform certain administrative duties for the Program.

      For such services, the Administrators receive a monthly fee from the Program equal to 0.2% on an annual basis of the Program's average daily net assets and have agreed to reimburse the Program to the extent the Program's expenses (excluding interest, taxes, brokerage fees and extraordinary items such as litigation costs) exceed the lesser of (i) 1.5% of the first $30 million of the average daily net assets of the Program and 1% of the average daily net assets in excess thereof, or (ii) 25% of the Program's investment income.

      For the six months ended June 30, 2006, the Program reimbursed MLIM $1,379 for certain accounting services.

      Certain officers and/or directors of the Program are officers and/or directors of MLIM.

      In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including MLIM, to the investment management business of BlackRock, Inc. The transaction is expected to close at the end of the third quarter of 2006.

3. Investments:

      Purchases and sales (including paydowns) of investments, excluding short-term securities, for the six months ended June 30, 2006 were $5,479,533 and $11,614,931, respectively.

The GNMA Fund Investment Accumulation Program, Inc.
Notes to Financial Statements (concluded)

4. Capital Share Transactions:

      Transactions in capital shares were as follows:

                                                                                      Dollar
For the Six Months Ended June 30, 2006                             Shares             Amount
--------------------------------------                          ------------       ------------
Shares sold ..............................................            13,951       $    288,348
Shares issued to shareholders in reinvestment of dividends           131,034          2,652,626
                                                                ------------       ------------
Total issued .............................................           144,985          2,940,974
Shares redeemed ..........................................          (432,072)        (8,766,396)
                                                                ------------       ------------
Net decrease .............................................          (287,087)      $ (5,825,422)
                                                                ============       ============

                                                                                      Dollar
For the Year Ended December 31, 2005                               Shares             Amount
------------------------------------                            ------------       ------------
Shares sold ..............................................             7,375       $    153,270
Shares issued to shareholders in reinvestment of dividends           281,980          5,860,072
                                                                ------------       ------------
Total issued .............................................           289,355          6,013,342
Shares redeemed ..........................................          (766,168)       (15,954,717)
                                                                ------------       ------------
Net decrease .............................................          (476,813)      $ (9,941,375)
                                                                ============       ============

5. Capital Loss Carryforward:

On December 31, 2005, the Program had a net capital loss carryforward of $266,914, of which $17,760 expires in 2011, $147,522 expires in 2012 and
$101,632 expires in 2013. This amount will be available to offset like amounts of any future taxable gains.

The GNMA Fund Investment Accumulation Program, Inc.
Disclosure of Investment Advisory Agreement

Activities and Composition of the Board of Directors

All but one member of the Board of Directors of the Program is an independent director whose only affiliation with Merrill Lynch Investment Managers, L.P. (the "Administrator") or other Merrill Lynch affiliates is as a director of the Program and as a trustee or director of certain other funds advised by the Administrator or its affiliates. The Chair of the Board is an independent director. New director nominees are chosen by a Nominating Committee comprised entirely of independent directors. All independent directors also are members of the Board's Audit Committee, and the independent directors meet in executive session at each in-person Board meeting. The Board and the Audit Committee meet in person for at least two days each quarter and conduct other in-person and telephone meetings throughout the year, some of which are formal Board meetings and some of which are informational meetings. Independent counsel to the independent directors attends all in-person Board and Audit Committee meetings and other meetings at the independent directors' request.

Administrative Agreements--Matters Considered by the Board

Every year, the Board considers approval of the Program's administrative agreement (the "Administrative Agreement"). The Board assesses the nature, scope and quality of the services provided to the Program by the personnel of the Administrator and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. The Board also receives and assesses information regarding the services provided to the Program by certain unaffiliated service providers.

      At various times throughout the year, the Board also considers a range of information in connection with its oversight of the services provided by the Administrator and its affiliates. Among the matters considered are: (a) fees (in addition to management fees) paid to the Administrator and its affiliates by the Program, such as transfer agency fees and fees for marketing and distribution;
(b) Program operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Program's investment objective, policies and restrictions, and the Program's compliance with its Code of Ethics and the Administrator's compliance policies and procedures; and (d) the nature, cost and character of non-investment management services provided by the Administrator and its affiliates.

      The Board believes that the Administrator is one of the most experienced global asset management firms and considers the overall services provided by the Administrator to be of high quality. The Board also believes that the Administrator is financially sound and well managed and notes that the Administrator is affiliated with one of America's largest financial firms. The Board works closely with the Administrator in overseeing the Administrator's efforts to achieve good performance. As part of this effort, the Board discusses portfolio manager effectiveness and, when performance is not satisfactory, discusses with the Administrator taking steps such as changing investment personnel.

Annual Consideration of Approval by the Board of Directors

In the period prior to the Board meeting to consider renewal of the Administrative Agreement, the Board requests and receives materials specifically relating to the Administrative Agreement. These materials include (a) information compiled by Lipper Inc. ("Lipper") on the fees and expenses and the investment performance of the Program as compared to a comparable group of funds as classified by Lipper; (b) sales and redemption data for the Program; (c) a discussion by the Program's portfolio management team of investment strategies used by the Program during its most recent fiscal year; (d) information on the profitability to the Administrator and its affiliates of the Administrative Agreements and other relationships with the Program; and (e) information provided by the Administrator concerning administrative fees charged to other accounts under a similar investment mandate. The Board also considers other matters it deems important to the approval process, such as payments made to the Administrator or its affiliates relating to the distribution of Program shares, services related to the valuation and pricing of Program portfolio holdings, the Program's portfolio turnover statistics, allocation of Program brokerage fees (including the related benefits to the Administrator of "soft dollars") and direct and indirect benefits to the Administrator and its affiliates from their relationship with the Program. The Board did not identify any particular information as controlling, and each member of the Board attributed different weights to the various items considered.

Certain Specific Renewal Data

In connection with the most recent renewal of the Program's Administrative Agreement in May 2006, the

The GNMA Fund Investment Accumulation Program, Inc.
Disclosure of Investment Advisory Agreement (concluded)

independent directors' and the Board's review included the following:

Services Provided by the Administrator--The Board reviewed the nature, extent and quality of services provided by the Administrator, including the Administrative services and the resulting performance of the Program. The Board focused primarily on the Administrator's administrative services and the Program's investment performance. The Board compared Program performance--both including and excluding the effects of the Program's fees and expenses--to the performance of a comparable group of mutual funds and the performance of a relevant index or combination of indexes. While the Board reviews performance data at least quarterly, consistent with the Administrator's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years, or a shorter period in the case of a fund that has been in existence less than five years. According to Lipper's ranking of all retail and institutional GNMA funds, for the periods ended February 28, 2006, the Program's performance after fees and expenses ranked in the first quintile for each of the one-, three- and five- year periods. The Board concluded that the nature and quality of the services supported the continuation of the Administrative Agreement.

The Administrator's Personnel and Investment Process--The Board reviews at least annually the Program's investment objectives and strategies. The Board discusses with senior management of the Administrator responsible for investment operations and the senior management of the Administrator's taxable fixed-income investing group the strategies being used to achieve the stated objectives. Among other things, the Board considers the size, education and experience of the Administrator's investment staff, its use of technology, and the Administrator's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviews the Administrator's compensation policies and practices with respect to the Program's portfolio managers. The Board also considered the experience of Frank Viola and Teresa Giacino, the Program's portfolio managers, and noted that Mr. Viola has more than fourteen years' experience and Ms. Giacino has more than ten years' experience in portfolio management. Moreover, the Administrator and its investment staff have extensive experience in analyzing and managing the types of investments used by the Program. The Board concluded that the Program benefits from that expertise.

Management Fees and Other Expenses--The Board reviews the Program's administrative fee rate compared to the other funds considered comparable by Lipper. It also compares the Program's total expenses to those of other comparable funds. The Board noted that the Administrator had advised the Board that it had no other comparable accounts with similar investment mandates. The Board noted that the Program's administrative fee rate was significantly lower than the median of management fees charged by comparable funds and that the Program's total expenses were lower than the median of total expenses for comparable funds. The Board concluded that the Program's management fee rate and overall expense ratio are reasonable when compared to those of other comparable Programs.

Profitability--The Board considers the cost of the services provided to the Program by the Administrator and the Administrator's and its affiliates' profits relating to the management and distribution of the Program and the MLIM/FAM-advised funds. As part of its analysis, the Board reviewed the Administrator's methodology in allocating its costs to the administration of the Program and concluded that there was a reasonable basis for the allocation. The Board concluded that the profits of the Administrator and its affiliates are reasonable in relation to the nature and quality of services provided and given the level of fees and expenses overall.

Economies of Scale--The Board considered the extent to which economies of scale might be realized as the assets of the Program increase and whether there should be changes in the management fee rate or structure in order to enable the Program to participate in these economies of scale. While there was no evidence to date that the Program's assets have reached a level where such economies are effectively available, the Board will continue to seek information relating to economies of scale. The Board determined that the management fee structure was reasonable and that no changes were currently necessary.

Conclusion

After the independent directors deliberated in executive session, the entire Board of the Program, including all of the independent directors, approved the renewal of the existing Administrative Agreement, concluding that the administration fee was reasonable in relation to the services provided and that a contract renewal was in the best interests of the shareholders.

The GNMA Fund Investment Accumulation Program, Inc.
Disclosure of New Investment Advisory Agreement

New BlackRock Administrative Agreement -- Matters Considered by the Board

In connection with the Transaction between Merrill Lynch and BlackRock, the Program's Board of Directors considered a new administrative agreement (the "New Administrative Agreement") between the Program and BlackRock Advisors, Inc. or its successor ("BlackRock Advisors"). The New Administrative Agreement will become effective upon the closing of the Transaction, which is expected in the third quarter of 2006.

      The Board discussed the New Administrative Agreement at telephonic and in-person meetings held during April and May 2006. The Board, including the independent directors, approved the New Administrative Agreement at a meeting held on May 10, 2006.

      To assist the Board in its consideration of the New Administrative Agreement, BlackRock provided materials and information about BlackRock, including its financial condition and asset management capabilities and organization, and Merrill Lynch provided materials and information about the Transaction. The independent directors, through their independent legal counsel, also requested and received additional information from Merrill Lynch and BlackRock in connection with their consideration of the New Administrative Agreement. The additional information was provided in advance of the May 10, 2006 meeting. In addition, the independent directors consulted with their counsel and counsel for the Program on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the directors' deliberations.

      At the Board meetings, the directors discussed with Merrill Lynch management and certain BlackRock representatives the Transaction, its strategic rationale and BlackRock's general plans and intentions regarding the Program. At these Board meetings, representatives of Merrill Lynch and BlackRock made presentations to and responded to questions from the Board. The directors also inquired about the plans for and anticipated roles and responsibilities of certain employees and officers of the Administrator and certain affiliates being transferred to BlackRock in connection with the Transaction. The independent directors also conferred separately and with their counsel about the Transaction and other matters related to the Transaction on a number of occasions, including in connection with the April and May 2006 meetings. After the presentations and after reviewing the written materials provided, the independent directors met in executive sessions with their counsel to consider the New Administrative Agreement.

      In connection with the Board's review of the New Administrative Agreement, Merrill Lynch and/or BlackRock advised the directors about a variety of matters. The advice included the following, among other matters:

o that there is not expected to be any diminution in the nature, quality and extent of services provided to the Program and its shareholders by BlackRock Advisors, including compliance services;

o that operation of New BlackRock as an independent investment management firm will enhance its ability to attract and retain talented professionals;

o that the Program should benefit from having access to BlackRock's state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions(R) brand name;

o that BlackRock has no present intention to alter any applicable expense waivers or reimbursements currently in effect and, while it reserves the right to do so in the future, it would seek the approval of the Board before making any changes;

o that in connection with the Transaction, Merrill Lynch and BlackRock have agreed to conduct, and use reasonable best efforts to cause their respective affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the "1940 Act") in relation to any public funds advised by BlackRock or the Administrator (or its affiliates), respectively; and

The GNMA Fund Investment Accumulation Program, Inc.
Disclosure of New Investment Advisory Agreement (continued)

o that Merrill Lynch and BlackRock would derive benefits from the Transaction and that, as a result, they have a different financial interest in the matters that were being considered than do Program shareholders.

      The directors considered the information provided by Merrill Lynch and BlackRock above, and, among other factors, the following:

o the potential benefits to Program shareholders from being part of a combined fund family with BlackRock-sponsored funds, including possible economies of scale and access to investment opportunities;

o the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of New BlackRock;

o     the compliance policies and procedures of BlackRock Advisors;

o the terms and conditions of the New Administrative Agreement, including the fact that the Program's total administrative fees will not increase by virtue of the New Administrative Agreement, but will remain the same;

o that in May 2005, the Board had performed a full annual review of the administrative agreement currently in effect for the Program (the "Current Administrative Agreement") as required by the 1940 Act and has determined that the Administrator has the capabilities, resources and personnel necessary to provide the administrative services currently provided to the Program; and that the administrative fees paid by the Program, taking into account any applicable agreed-upon fee waivers and breakpoints, represent reasonable compensation to the Administrator in light of the services provided, the costs to the Administrator of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper Inc. ["Lipper"]), and such other matters as the directors have considered relevant in the exercise of their reasonable judgment; and

o that Merrill Lynch agreed to pay all expenses of the Program in connection with the Board's consideration of the New Administrative Agreement and related agreements.

      Certain of these considerations are discussed in more detail below.

      In its review of the New Administrative Agreement, the Board assessed the nature, scope and quality of the services to be provided to the Program by the personnel of BlackRock Advisors and its affiliates, including shareholder services, oversight of fund accounting and assistance in meeting legal and regulatory requirements. In its review of the New Administrative Agreement, the Board also considered a range of information in connection with its oversight of the services to be provided by BlackRock Advisors and its affiliates. Among the matters considered were: (a) fees (in addition to administrative fees) to be paid to BlackRock Advisors and its affiliates by the Program; (b) Program operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Program's investment objective, policies and restrictions, and its compliance with its Code of Ethics and BlackRock Advisors' compliance policies and procedures; and (d) the nature, cost and character of non-investment management services to be provided by BlackRock Advisors and its affiliates.

      In the period prior to the Board meeting to consider renewal of the Current Administrative Agreement, the Board had requested and received materials specifically relating to the Current Administrative Agreement. These materials included (a) information compiled by Lipper on the fees and expenses and the investment performance of the Program as compared to a comparable group of funds as classified by Lipper; (b) a discussion by the Program's portfolio management team on investment strategies used by the Program during its most recent fiscal year; (c) information on the profitability to the Administrator of the Current Administrative Agreement and other payments received by the Administrator and its affiliates from the Program; and (e) information provided by the Administrator concerning services related to the valuation and pricing of portfolio holdings, the Program's portfolio turnover statistics, and direct and indirect benefits to the Administrator and its affiliates from their relationship with the Program.

The GNMA Fund Investment Accumulation Program, Inc.
Disclosure of New Investment Advisory Agreement (continued)

      In their deliberations, the directors considered information received in connection with the most recent continuation of the Current Administrative Agreement, in addition to information provided by BlackRock and BlackRock Advisors in connection with their evaluation of the terms and conditions of the New Administrative Agreement. The directors did not identify any particular information that was all-important or controlling, and each director attributed different weights to the various factors. The directors, including a majority of the independent directors, concluded that the terms of the New Administrative Agreement are appropriate, that the fees to be paid are reasonable in light of the services to be provided to the Program, and that the New Administrative Agreement should be approved.

Nature, Quality and Extent of Services Provided -- The Board reviewed the nature, extent and quality of services provided by the Administrator and the performance of the Fund, as well as the nature, quality and extent of services expected to be provided by BlackRock Advisors. The Board focused primarily on the Administrator's administrative services and the Program's investment performance, but also considered certain areas in which both the Administrator and the Program receive services as part of the Merrill Lynch complex. The Board compared the Program's performance -- both including and excluding the effects of the Program's fees and expenses -- to the performance of a comparable group of funds, and the performance of a relevant index or combination of indexes. While the Board reviews performance data at least quarterly, consistent with the Administrator's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years.

      In evaluating the nature, quality and extent of the services to be provided by BlackRock Advisors under the New Administrative Agreement, the directors considered, among other things, the expected impact of the Transaction on the operations, facilities, organization and personnel of BlackRock Advisors and how it would affect the Program; the ability of BlackRock Advisors to perform its duties after the Transaction; and any anticipated changes to the current investment and other practices of the Program.

      The directors were given information with respect to the potential benefits to the Program and its shareholders from having access to BlackRock's state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions brand name.

      The directors were advised that, as a result of Merrill Lynch's equity interest in BlackRock after the Transaction, the Program will continue to be subject to restrictions concerning certain transactions involving Merrill Lynch affiliates (for example, transactions with a Merrill Lynch broker-dealer acting as principal) absent revised or new regulatory relief. The directors were advised that a revision of existing regulatory relief with respect to these restrictions was being sought from the Securities and Exchange Commission and were advised of the possibility of receipt of such revised regulatory relief. There can be no assurance that such relief will be obtained.

Based on their review of the materials provided and the assurances they had received from the management of Merrill Lynch and of BlackRock, the directors determined that the nature and quality of services to be provided to the Program under the New Administrative Agreement were expected to be as good as or better than that provided under the Current Administrative Agreement. It was noted, however, that it is expected that there will be changes in personnel following the Transaction and the combination of the operations of the Administrator and its affiliates with those of BlackRock. The directors noted that if current portfolio managers or other personnel cease to be available, the Board would consider all available options, which could include seeking the services of BlackRock affiliates. Accordingly, the directors concluded that, overall, they were satisfied at the present time with assurances from BlackRock and BlackRock Advisors as to the expected nature, extent and quality of the services to be provided to the Program under the New Administrative Agreement.

The GNMA Fund Investment Accumulation Program, Inc.
Disclosure of New Investment Advisory Agreement (continued)

Costs of Services Provided and Profitability -- It was noted that, in conjunction with the recent review of the Current Administrative Agreement, the directors had received, among other things, a report from Lipper comparing the Program's fees, expenses and performance to those of a peer group selected by Lipper. The Board reviewed the Program's administrative fee rate as a percentage of total assets at common asset levels -- the actual rate includes the effects of any fee waivers -- compared to the advisory and administrative fees of other funds in its Lipper category. They also compared the Program's total expenses to those of other comparable funds. The information showed that the Program had fees and expenses within the range of fees and expenses of comparable funds. The Board concluded that the Program's administrative fee and fee rate and overall expense ratio are reasonable compared to the administrative/administrative fees and fee rates and overall expense ratios of other comparable funds.

      In evaluating the costs of the services to be provided by BlackRock Advisors under the New Administrative Agreement, the directors considered, among other things, whether administrative fees or other expenses would change as a result of the Transaction. Based on its review of the materials provided and the fact that the New Administrative Agreement is substantially similar to the Current Administrative Agreement in all material respects, including the rate of compensation, the Board determined that the Transaction should not increase the total fees payable, including any fee waivers and expense reimbursements, for administrative services. The directors noted that it was not possible to predict with certainty New BlackRock's future profitability from its relationship with the Program.

      The directors discussed with BlackRock Advisors its general methodology to be used in determining New BlackRock's profitability with respect to its relationship with the Program. The directors noted that they expect to receive profitability information from New BlackRock on at least an annual basis and thus be in a position to evaluate whether any adjustments in Program fees and/or fee breakpoints would be appropriate.

Fees and Economies of Scale -- The Board considered the extent to which economies of scale might be realized as the assets of the Program increase and whether there should be changes in the management fee rate or structure in order to enable the Program to participate in these economies of scale. The Board determined that changes were not currently necessary and that the Program appropriately participated in these economies of scale.

      In reviewing the Transaction, the directors considered, among other things, whether administrative fees or other expenses would change as a result of the Transaction. Based on the fact that the New Administrative Agreement is substantially similar to the Current Administrative Agreement in all material respects, including the rate of compensation, the directors determined that as a result of the Transaction, the Program's administrative fees would be no higher than the fees under its Current Administrative Agreement. The directors noted that in conjunction with their most recent deliberations concerning the Current Administrative Agreement, they had determined that the total fees for administrative services for the Program were reasonable in light of the services provided. It was noted that in conjunction with the recent review of the Current Administrative Agreement, the directors had received, among other things, a report from Lipper comparing the Program's fees, expenses and performance to those of a peer group selected by Lipper. The directors concluded that, because the rate for administrative fees for the Program would be no higher than its current fee rate, the proposed management fee structure, including any fee waivers, was reasonable and that no additional changes were currently necessary.

The GNMA Fund Investment Accumulation Program, Inc.
Disclosure of New Investment Advisory Agreement (concluded)

Fall-Out Benefits -- In evaluating the fall-out benefits to be received by BlackRock Advisors under the New Administrative Agreement, the directors considered whether the Transaction would have an impact on the fall-out benefits received by the Administrator by virtue of the Current Administrative Agreement. Based on their review of the materials provided, including materials received in connection with their most recent continuance of the Current Administrative Agreement, and their discussions with management of the Administrator and BlackRock, the directors determined that those benefits could include increased ability for BlackRock to distribute shares of its funds. The directors noted that any fall-out benefits were difficult to quantify with certainty at this time, and indicated that they would continue to evaluate them going forward.

Investment Performance -- The directors considered investment performance for the Program. The directors compared the Program's performance -- both including and excluding the effects of the Program's fees and expenses -- to the performance of a comparable group of funds, and the performance of a relevant index or combination of indexes. The comparative information received from Lipper showed Program performance at various levels within the range of performance of comparable funds over different time periods. While the Board reviews performance data at least quarterly, consistent with the Administrator's investment goals, the Board attaches more importance over relatively long periods of time, typically three to five years. The directors believed the Program's performance was satisfactory. Also, the directors took into account the investment performance of funds currently advised by BlackRock Advisors. The Board noted BlackRock's considerable investment management experience and capabilities, but was unable to predict what effect, if any, consummation of the Transaction would have on the future performance of the Program.

Conclusion -- After the independent directors of the Program deliberated in executive session, the entire Board, including the independent directors, approved the New Administrative Agreement, concluding that the administrative fee rate was reasonable in relation to the services provided and that the New Administrative Agreement was in the best interests of the shareholders. In approving the New Administrative Agreement, the Board noted that it anticipated reviewing the continuance of the agreement in advance of the expiration of the initial two-year period.

The GNMA Fund Investment Accumulation Program, Inc.
Officers and Directors

Officers and Directors

Robert C. Doll, Jr., President and Director
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Donald C. Burke, Vice President and Treasurer
Teresa L. Giacino, Vice President
Frank Viola, Vice President
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian and Transfer Agent

The Bank of New York
P.O. Box 974
Wall Street Station
New York, NY 10286-0974

The GNMA Fund Investment Accumulation Program, Inc.
Availability of Quarterly Schedule of Investments

The Program files its complete schedules of portfolio holdings with the Securities and Exchange Commission ("SEC'') for the first and third quarters of each fiscal year on Form N-Q. The Program's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Program's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is not authorized for use as an offer of sale or solicitation of an offer to buy shares of the Program unless preceded by the Program's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Program uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-637-3863; (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Program voted proxies relating to securities held in the Program's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

GNMA-6/06

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The GNMA Fund Investment Accumulation Program, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    The GNMA Fund Investment Accumulation Program, Inc.

Date: August 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    The GNMA Fund Investment Accumulation Program, Inc.

Date: August 23, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke,
    Chief Financial Officer of
    The GNMA Fund Investment Accumulation Program, Inc.

Date: August 23, 2006